Stockholders' Deficit (Details Narrative) - USD ($)			1 Months Ended		12 Months Ended
	Feb. 07, 2014	Jan. 03, 2014	May 31, 2017	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Sold securities in a self-directed offering, aggregate amount					$ 4,138,435	$ 1,121,000
Warrants to purchase of common stock shares	6,276,960	3,321,600					14,446,777
Warrants term	5 years	5 years					5 years
Number of common stock shares sold	6,276,960				567,644	0
Proceeds from sale of common stock	$ 3,923,100				$ 60,000	$ 0
Common stock, shares outstanding					122,674,516	85,068,709
Equity Purchase Agreement [Member] | Investor [Member]
Number of shares issued				1,500,000
Fair value of stock grant fully vested				$ 106,500
Restricted Stock One [Member]
Issuance of stock per share					$ 0.12
Warrants to purchase of common stock shares					2,237,500	14,012,500
Restricted common stock price per share					$ 0.08	$ 0.08
Warrants term					5 years	5 years
Restricted Stock Two [Member]
Issuance of stock per share					$ 0.30
Warrants to purchase of common stock shares					2,237,500	14,012,500
Restricted common stock price per share					$ 0.12	$ 0.12
Warrants term					5 years	5 years
Restricted Stock Three [Member]
Warrants to purchase of common stock shares					2,237,500	14,012,500
Restricted common stock price per share					$ 0.16	$ 0.16
Warrants term					5 years	5 years
Restricted Stock Four [Member]
Warrants to purchase of common stock shares					31,453,788
Restricted common stock price per share					$ 0.12
Warrants term					5 years
Restricted Stock Five [Member]
Warrants to purchase of common stock shares					416,595
Restricted common stock price per share					$ 0.30
Warrants term					5 years
Restricted Common Stock [Member]
Sold securities in a self-directed offering, aggregate amount			$ 44,700
Issuance of stock per share			$ 0.08
Conversion stock, description			Each unit consisted of 1 share of restricted common stock (558,750 shares), a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (558,750 warrant shares) at $0.16 per share.
Restricted Common Stock One [Member]
Warrants to purchase of common stock shares			558,750
Restricted common stock price per share			$ 0.08
Warrants term			5 years
Restricted Common Stock Two [Member]
Warrants to purchase of common stock shares			558,750
Restricted common stock price per share			$ 0.12
Warrants term			5 years
Restricted Common Stock Three [Member]
Warrants to purchase of common stock shares			558,750
Restricted common stock price per share			$ 0.16
Warrants term			5 years
Self Directed Stock Issuance [Member]
Sold securities in a self-directed offering, aggregate amount					$ 179,000	$ 1,121,000
Issuance of stock per share					$ 0.08	$ 0.08
Conversion stock, description					Each $0.08 unit consisted of 1 share of restricted common stock (2,237,500 shares), a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (2,237,500 warrant shares) at $0.16 per share. Each $0.12 unit consisted of 1 share of restricted common stock (31,453,788 shares) and a five-year warrant to purchase 1 share of restricted common stock (31,453,788 warrant shares) at $0.12 per share. Each $0.30 unit consisted of 1 share of restricted common stock (416,595 shares) and a five-year warrant to purchase 1 share of restricted common stock (416,595 warrant shares) at $0.30 per share.	Each unit consisted of 1 share of restricted common stock (14,012,500 shares), a five-year warrant to purchase 1 share of restricted common stock (14,012,500 warrant shares) at $0.08 per share, a five-year warrant to purchase 1 share of restricted common stock (14,012,500 warrant shares) at $0.12 per share, and a five-year warrant to purchase 1 share of restricted common stock (14,012,500 warrant shares) at $0.16 per share.
Self Directed Stock Issuance one [Member]
Sold securities in a self-directed offering, aggregate amount					$ 3,744,456
Issuance of stock per share					$ 0.12
Self Directed Stock Issuance Two [Member]
Sold securities in a self-directed offering, aggregate amount					$ 124,979
Issuance of stock per share					$ 0.30